Consolidated Statement of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022
Statement [LineItems]
Net Income for the fiscal year	$ 326,491,232	$ 1,268,222,505	$ 276,499,540
Foreign currency translation differences from Financial Statements conversion	(28,277,535)	21,251,236	(4,875,699)
Foreign currency translation differences for the fiscal year	(28,277,535)	21,251,236	(4,875,699)
Profit or loss from financial instruments measured at fair value through other comprehensive income (FVOCI) (IFRS 9(4.1.2)(a))	(69,625,384)	66,662,947	(32,838,582)
Profit or loss for the fiscal year from financial instruments at fair value through other comprehensive income (FVOCI)	(99,748,678)	104,403,469	(20,897,386)
Reclassification for the fiscal year	(11,235,546)	(1,239,170)	(28,537,324)
Income tax	41,358,840	(36,501,352)	16,596,128
Total other comprehensive (loss) / income that will be reclassified to profit or loss for the fiscal year	(97,902,919)	87,914,183	(37,714,281)
Total other comprehensive (loss) / income	(97,902,919)	87,914,183	(37,714,281)
Total comprehensive income for the fiscal year	228,588,313	1,356,136,688	238,785,259
Total comprehensive income attributable to controlling interests	227,599,188	1,355,372,895	238,737,217
Total comprehensive income attributable to non-controlling interests	$ 989,125	$ 763,793	$ 48,042

[1]	See Note 3.